Warrant Liabilities (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - $ / shares	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 15, 2020
Class of Warrant or Right [Line Items]
Threshold trading days for calculating volume-weighted average price	10 days	10 days
Maximum redemption feature per warrant	0.361	0.361
Class A ordinary shares
Class of Warrant or Right [Line Items]
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	60.00%	60.00%
Threshold trading days for calculating Market Value	10 days	10 days
Class A ordinary shares | Maximum [Member]
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 9.20	$ 9.20
Public Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50	$ 0.796
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	15 days	15 days
Threshold maximum period for registration statement to become effective after business combination	60 days	60 days
Warrant expiry term	5 years	5 years
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Newly Issued Price (in dollars per share)	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days
Stock price trigger for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Threshold trading days for redemption of warrants		20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders	30 days	3 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)			$ 0.797
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Private Placement Warrants | Redemption of Warrants when price per share of Class A common stock is less than $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days